Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Millions			3 Months Ended	12 Months Ended	44 Months Ended
		Feb. 29, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Prepayments and Other Current Assets [Line Items]
Aggregate principal amount					¥ 15,800
Loan receivables	[1]			¥ 5,391		¥ 9,886
Deposit (in Dollars) | $			$ 4.1
Maturity Dates [Member]
Prepayments and Other Current Assets [Line Items]
Loans maturity dates				October 2023 to May 2025
Minimum [Member]
Prepayments and Other Current Assets [Line Items]
Interest rates				0.00%
Maximum [Member]
Prepayments and Other Current Assets [Line Items]
Interest rates				4.00%
Individual Counterparty [Member]
Prepayments and Other Current Assets [Line Items]
Aggregate principal amount		¥ 3,000
Aforementioned loan				¥ 3,000

[1]	The balance represents loan receivables due from certain third-party companies and individuals. From July 2020 to February 2024, the Company entered into several loan agreements with aggregate principal amount of RMB15.8 million, including RMB 3 million to an individual in February 2024 disclosed on ITEM 16.F on Form 20-F for the year ended March 31, 2024. The maturity dates of these loans are from October 2023 to May 2025. The interest rates ranged from 0% to 4% per annum. As of March 31, 2023 and 2024, the balances of loan receivables were RMB9.9 million and RMB5.4 million, respectively. The aforementioned loan of RMB 3 million has been fully collected as of the date of this prospectus.